SHARE CAPITAL - Schedule of options outstanding and exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	31,755
Aggregate intrinsic value | $	$ 208,299
Number of options exercisable	30,482
Exercise price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 2
Number of options outstanding	29,546
Weighted average remaining contractual life (years)	3 years 9 months
Aggregate intrinsic value | $	$ 208,299
Number of options exercisable	28,380
Exercise price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 20
Number of options outstanding	299
Weighted average remaining contractual life (years)	3 years 21 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	299
Exercise price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 24.6
Number of options outstanding	620
Weighted average remaining contractual life (years)	5 years 29 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	513
Exercise price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 150
Number of options outstanding	980
Weighted average remaining contractual life (years)	3 years 1 month 20 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	980
Exercise price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 400
Number of options outstanding	310
Weighted average remaining contractual life (years)	3 years 3 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	310